Capital management (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of debt ratio information

	March 31,
	2024	2025
Borrowings and lease liabilities (Refer note 32 and note 42)	853,934	784,013
Less : Cash and cash equivalents (Refer note 28)	(1,741,950)	(605,802)
Net debt	(888,016)	178,211

Equity	5,388,473	5,403,694
Total Equity	5,388,473	5,403,694

Gearing ratio (Net debt / total equity + net debt)	(19.73)%	3.19%

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)